STOCKHOLDERS' EQUITY (Dividends) (Detail) - USD ($)		3 Months Ended		12 Months Ended
	Jan. 23, 2012	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Cash Dividends [Abstract]
Cash dividend paid		$ 0	$ 1,100,000	$ 1,100,000	$ 1,100,000
Dividend payable to holders, per share			$ 0.12	$ 0.12	$ 0.12
Dividend Reinvestment Plan
Registered shares of common stock pursuant to Plan (in shares)	3,000,000
Percentage of purchase price per share (in hundredths)	95.00%
Sales price per share (in dollars per share)	$ 19.0
Payment of sales commission or dealer manager fee	$ 0
Notice period for amendments to Plan		30 days		30 days
Common stock issued under plan		$ 17,400,000		$ 17,400,000
Common stock issued under plan (in shares)		917,074		917,074
Stock issued during period, shares plan (in shares)		0
Dividend reinvestments				$ 0
Previously Reported
Dividend Reinvestment Plan
Sales price per share (in dollars per share)	$ 20